Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data (Unaudited)
Net revenues	$ 33,202	$ 28,781	$ 29,055	$ 20,951	$ 25,876	$ 23,705	$ 22,929	$ 13,495	$ 111,989	$ 86,005	$ 71,367
Operating (loss) income	10,211	5,559	6,612	3,647	5,019	4,110	(1,292)	(117)	26,027	7,722	20,866
Net income (loss)	$ 4,330	$ 663	$ 5,318	$ 248	$ 2,639	$ (3,985)	$ (2,426)	$ (525)	$ 10,557	$ (4,297)	$ 11,030
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.10	$ 0.02	$ 0.13	$ 0.01	$ 0.06	$ (0.09)	$ (0.06)	$ (525.00)	$ 0.25	$ (0.14)	$ 11,030.00
Dilutive (in dollars per share)	$ 0.10	$ 0.02	$ 0.13	$ 0.01	$ 0.06	$ (0.09)	$ (0.06)	$ (525.00)	$ 0.25	$ (0.14)	$ 11,030.00